Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

From time to time the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at September 30, 2018, the Company was not committed to any foreign currency forward contracts.

The Company enters into cross-currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross-currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross-currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal amounts of the Company’s NOK-denominated bonds due in 2020, 2021 and 2023. In addition, the cross-currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2020, 2021 and 2023. The Company has not designated, for accounting purposes, these cross-currency swaps as cash flow hedges of its NOK-denominated bonds due in 2020, 2021 and 2023. As at September 30, 2018, the Company was committed to the following cross-currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
1,000,000	134,000	NIBOR	3.70%	5.92%	(10,185)	1.6
1,200,000	146,500	NIBOR	6.00%	7.72%	7,393	3.1
850,000	102,000	NIBOR	4.60%	7.89%	2,289	4.9
					(503)

Interest Rate Risk

The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company designates certain of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at September 30, 2018, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,186,349	(6,189)	3.9	2.9
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	89,873	(11,418)	4.9	3.8
			(17,607)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of September 30, 2018, ranged from 0.3% to 4.0%.

(2)
Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Two interest rate swaps are subject to mandatory early termination in 2020 and 2021, at which time the swaps will be settled based on their fair value.

Stock Purchase Warrants

As at September 30, 2018, Teekay held 15.5 million Brookfield Transaction Warrants (see Notes 4 and 11) with a fair value of $31.0 million on September 30, 2018.

As of September 30, 2018, Teekay held 1,755,000 Series D Warrants of Teekay Offshore (see Notes 4 and 11) with a fair value of $1.2 million on September 30, 2018.
Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at September 30, 2018
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	806	6,741	3	—	—
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	3,149	5,632	(1,422)	(9,096)	(23,420)
Cross-currency swap agreements	—	12,322	(588)	(3,940)	(8,297)
Stock purchase warrants	—	32,228	—	—	—
Forward freight agreements	102	—	—	—	—
	4,057	56,923	(2,007)	(13,036)	(31,717)

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at December 31, 2017
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,037	(18)	(751)	(7)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	96	—	—	(15)	—
Interest rate swap agreements	1,124	4,319	(4,836)	(35,134)	(38,213)
Cross-currency swap agreements	—	5,042	(810)	(44,523)	(10,168)
Stock purchase warrants	—	30,749	—	—	—
	1,220	41,147	(5,664)	(80,423)	(48,388)

As at September 30, 2018, the Company had multiple interest rate swaps and cross-currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s unaudited consolidated balance sheets. As at September 30, 2018, these derivatives had an aggregate fair value asset amount of $26.2 million and an aggregate fair value liability amount of $31.0 million.

For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Three Months Ended September 30, 2018
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
1,437	37	—	Interest expense

Three Months Ended September 30, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
(115)	(424)	(7)	Interest expense

Nine Months Ended September 30, 2018
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
6,527	(211)	740	Interest expense

Nine Months Ended September 30, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
(1,677)	(1,186)	(762)	Interest expense

(1) Recognized in accumulated other comprehensive income (loss) (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Realized and unrealized (losses) and gains from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gains (losses) on non-designated derivatives in the unaudited consolidated statements of loss. The effect of the (losses) and gains on derivatives not designated as hedging instruments in the unaudited consolidated statements of loss is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Realized losses relating to:
Interest rate swap agreements	(2,704)	(15,729)	(11,544)	(48,199)
Interest rate swap agreement terminations	(13,681)	—	(13,681)	(610)
Foreign currency forward contracts	—	1,609	—	638
Time charter swap agreement	—	—	—	1,106
Forward freight agreements	(119)	234	(137)	347
	(16,504)	(13,886)	(25,362)	(46,718)
Unrealized gains relating to:
Interest rate swap agreements	19,718	11,575	44,169	5,181
Foreign currency forward contracts	—	735	—	4,383
Stock purchase warrants	(5,373)	(4,461)	(851)	(5,036)
Time charter swap agreement	—	—	—	(875)
Forward freight agreements	(9)	(91)	25	(108)
	14,336	7,758	43,343	3,545
Total realized and unrealized (losses) gains on derivative instruments	(2,168)	(6,128)	17,981	(43,173)

Realized and unrealized gains and losses of the cross-currency swaps are recognized in earnings and reported in foreign exchange gain (loss) in the consolidated statements of loss. The effect of the gains and losses on cross-currency swaps on the consolidated statements of loss is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Realized losses on maturity and termination of cross-currency swaps	(42,271)	—	(42,271)	(25,733)
Realized losses	(1,744)	(4,234)	(4,926)	(16,369)
Unrealized gains	43,966	41,653	49,734	91,749
Total realized and unrealized (losses) gains on cross-currency swaps	(49)	37,419	2,537	49,647

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross-currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.